Reportable Segments (Details) - Schedule of segment information - Aria Energy LLC [Member] - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Total revenue	$ 82,600	$ 68,061	$ 138,881	$ 129,317	$ 165,165
Net income (loss)	84,760	(6,641)	(30,001)	(27,031)	(24,758)
EBITDA	105,435	19,225	21,120	28,415	30,704
Adjusted EBITDA	43,674	20,109	51,235	37,308	60,303
Total assets	348,269	414,722	392,919	426,142	465,704
Capital expenditures and investment in joint ventures	7,961	2,514	15,344	16,028	27,274
RNG [Member]
Segment Reporting Information [Line Items]
Total revenue	54,669	38,825	81,559	73,273	102,844
Net income (loss)	38,773	11,068	30,459	14,314	41,304
EBITDA	43,892	16,099	40,592	21,503	48,085
Adjusted EBITDA	41,411	15,213	38,784	25,093	47,139
Total assets	168,572	148,786	158,790	150,667	157,825
Capital expenditures and investment in joint ventures	7,507	2,780	14,364	14,579	26,325
LFGTE [Member]
Segment Reporting Information [Line Items]
Total revenue	27,931	29,236	57,322	56,044	62,321
Net income (loss)	64,925	(1,002)	(26,126)	(5,966)	(30,975)
EBITDA	71,779	10,115	(4,531)	20,033	(2,980)
Adjusted EBITDA	9,328	11,290	25,137	24,596	25,586
Total assets	143,533	251,388	213,533	259,911	282,906
Capital expenditures and investment in joint ventures	361	121	980	1,449	949
Corporate [Member]
Segment Reporting Information [Line Items]
Total revenue
Net income (loss)	(18,938)	(16,707)	(34,334)	(35,379)	(35,087)
EBITDA	(10,236)	(6,989)	(14,941)	(13,121)	(14,401)
Adjusted EBITDA	(7,065)	(6,394)	(12,686)	(12,381)	(12,422)
Total assets	36,164	14,548	20,596	15,564	24,973
Capital expenditures and investment in joint ventures	$ 93	$ (387)